SUBSCRIPTION AGREEMENT LOANS	9 Months Ended
Sep. 30, 2025
Subscription Agreement Loans
SUBSCRIPTION AGREEMENT LOANS

NOTE 6. SUBSCRIPTION AGREEMENT LOANS

Blackstone Subscription Agreement

On December 18, 2024, and effective December 13, 2024, the PowerUp entered into (i) a subscription agreement (the “Blackstone Subscription Agreement”), (ii) a promissory note (the “Blackstone Note”), and (iii) a registration rights agreement (the “RRA”) with Blackstone Capital Advisors, Inc. (“Blackstone”), an entity controlled by Aspire’s former Director of Investor Relations, Lance Friedman (all transactions contemplated by such agreements, collectively, the “Blackstone Transaction”). Pursuant to the terms of the Blackstone Transaction, Blackstone may loan up to an aggregate principal amount of $500,000 to the Company, with an original issue discount of twenty percent (20%). Blackstone loaned the maximum of $500,000 to the PowerUp.The maturity date of the Blackstone Note is the earlier of (i) June 1, 2025 or (ii) the date that the Company receives gross proceeds of at least $5,000,000 in an offering of its debt or equity securities. The principal amount of the Blackstone Note bears interest at a rate per annum of ten percent (10%). Interest will be due and payable on the maturity date. Additionally, the Company will pay Blackstone an exit fee equal to ten percent (10%) of the principal amount and accrued interest on the maturity date. Upon the closing of the Reverse Acquisition, the Sponsor will transfer three Class A ordinary shares of PowerUp to Blackstone for each dollar loaned under the Blackstone Transaction (the “Commitment Shares”). On February 17, 2025, the Blackstone Subscription Agreement was amended (the “Amended Blackstone Subscription Agreement”) to fix the commitment shares to 1,795,000. The commitment shares were issued at the close of the Reverse Acquisition. to Pursuant to the RRA, the Company has agreed to register the Commitment Shares with the SEC in any registration statement filed by the Company in connection with a Qualified Offering (as defined in the Blackstone Subscription Agreement), if any. On February 17, 2025, a fair value of $437,474 inclusive of principal balance loaned of $423,474 was assumed under this agreement. On April 24, 2025, the Company entered into a settlement agreement (the “Settlement Agreement”) with Cobra, Blackstone and their affiliates (collectively, the “Lenders”) to resolve all matters related to previously issued notices of default and to amend certain outstanding loan agreements. In connection with the Settlement Agreement, the Company issued 625,000 shares of common stock to Blackstone Capital Advisors, Inc. or its designees. Pursuant to the Settlement Agreement between the Company and the Lenders, the Blackstone Subscription Agreement was amended (the “April 2025 Amended Blackstone Subscription Agreement) to extend the maturity date to August 15, 2025. In addition, the Company paid $60,000 as an addition to the principal in lender deal cost in consideration for Blackstone’s waiver of its right to additional interest or penalties due to the default. The amendment of the debt was accounted under ASC 470 - Accounting for Debt modification and exchanges. For the three and nine months ended September 30, 2025, $364,109 was recorded as loss of extinguishment of debt in the accompanying condensed consolidated statements of operations. In August 2025, the Blackstone Note was fully repaid including all exit fees and accrued interests.